Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Nov. 04, 2019
Document Creation Date	dei_DocumentCreationDate	Oct. 31, 2019